Supplemental Cash Flow Information (Table)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Summary of Supplemental Cash Flow Information
	2018	2017
Net interest received in cash, included in operations	$(723)	$(382)
Taxes paid	2,419	6,549
Patent acquisition liability	-	10